Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets [Abstract]
Amortization expense of intangible assets	$ 101,150	$ 103,301	$ 112,448